Taxation Paid (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Detailed Information About Tax Paid
	United States Dollar
Figures in millions unless otherwise stated	2018	2017	2016
TAXATION PAID
Amount owing at beginning of the year – continuing operations	(77.5)	(107.9)	(59.3)
SA and foreign current taxation – continuing operations	(145.7)	(204.7)	(204.2)
Amount owing at end of the year – continuing operations	5.2	77.5	107.9
Translation	0.8	(4.4)	—

Total taxation paid – continuing operations	(217.2)	(239.5)	(155.6)